Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Aggregate compensation of executive officers	$ 30,988	$ 51,188	$ 50,749
Accrued or paid key management personnel compensation	$ 5,985	8,878	$ 7,525
Salary advance terms	an amount up to a maximum of four months’ salary and are repaid through salary deductions in equal installments over a period of either one or two years
Salary advances outstanding		$ 2,069		$ 453
Pemex industrial transformation [member]
Disclosure of transactions between related parties [line items]
Ownership amount	$ 870,147